CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Dec. 31, 2020		8,000,000	8,478,000
Balance, amount at Dec. 31, 2020	$ 2,222,568	$ 3,638,357	$ 84,780	$ 102,220	$ (1,602,789)	$ 0
Convertible notes converted to common stock, shares			535,053
Convertible notes converted to common stock, amount	535,053	0	$ 5,350	529,703	0	0
Shares issued for consulting services, shares			100,000
Shares issued for consulting services, amount	100,000	0	$ 1,000	99,000	0	0
Dividend on preferred stock	0	757,479	$ 0	757,479	0	0
Conversion of accounts payable to common stock, shares			525,000
Conversion of accounts payable to common stock, amount	525,000	$ 0	$ 5,250	519,750	0	0
Preferred stock converted to common stock, shares		(8,000,000)	8,757,479
Preferred stock converted to common stock, amount	0	$ (4,395,836)	$ 87,575	4,308,261	0	0
Discount on promissory note due to issue of warrants	149,831	0	0	149,831	0	0
Reduction of par value of common stock	0	0	$ (165,559)	165,559
Issuance of common stock, shares			1,300,000
Issuance of common stock, amount	1,027,565	0	$ 1,300	1,026,265
Issue of 100m parent company warrants to broker	178,318	0	0	178,318
Net loss attributable to non-controlling interests	0	0	0	0	14,250	(14,250)
Net loss for twelve months ended December 31, 2021	(1,870,675)	0	0	0	(1,870,675)	0
Balance, amount at Dec. 31, 2021	2,867,660	0	$ 19,696	6,321,428	(3,459,214)	(14,250)
Balance, shares at Dec. 31, 2021			19,695,532
Conversion of accounts payable to common stock, shares			50,000
Conversion of accounts payable to common stock, amount	100,000		$ 50	99,950
Issuance of common stock, shares			208,000
Issuance of common stock, amount	416,000		$ 208	415,792	0	0
Net loss attributable to non-controlling interests	0		0	0	(6,963)	6,963
Net loss for twelve months ended December 31, 2021	(2,024,039)		0	0	(2,024,039)	0
Warrant valuation expense	437,375		0	437,375	0	0
Offering costs paid in connection with sale of common stock	(76,525)		$ 0	(76,525)	0	0
Common stock issued for convertible note, shares			56,592
Common stock issued for convertible note, amount	56,591		$ 56	56,535	0	0
Acquisition of machinery and trademarks, shares			2,000,000
Acquisition of machinery and trademarks, amount	4,000,000		$ 2,000	3,998,000
Partner capital contribution to joint venture	52,000			52,000
Common shares issuance - IPO 2, shares			1,000,000
Common shares issuance - IPO 2, amount	6,000,000		$ 1,000	5,999,000
Offering costs	(531,188)			(531,188)
Boustead cashless warrant conversion, shares			54,926
Boustead cashless warrant conversion, amount	0		$ 55	(55)
Titan General Agency, Ltd. Debt repayment, shares			266,667
Titan General Agency, Ltd. Debt repayment, amount	1,182,681		$ 267	1,182,414
North Equities USA Ltd. Marketing services, shares			41,494
North Equities USA Ltd. Marketing services, amount	100,000		$ 41	99,959
Balance, amount at Sep. 30, 2022	12,580,555		$ 23,373	18,054,685	(5,490,216)	(7,287)
Balance, shares at Sep. 30, 2022			23,373,213
Balance, shares at Dec. 31, 2021			19,695,532
Balance, amount at Dec. 31, 2021	2,867,660	0	$ 19,696	6,321,428	(3,459,214)	(14,250)
Shares issued for consulting services, shares			104,786
Shares issued for consulting services, amount	248,103	0	$ 104	247,999	0	0
Net loss attributable to non-controlling interests	0	0	0	0	131,123	(131,123)
Net loss for twelve months ended December 31, 2021	(7,134,957)	0	0	0	(7,134,957)
Warrants issued for JV arrangements	437,375	0	$ 0	437,375	0	0
Sale of common share issuance, shares			1,208,000
Sale of common share issuance, amount	5,730,228	0	$ 1,208	5,729,020	0	0
Shares issued for conversion of notes payable, shares			56,592
Shares issued for conversion of notes payable, amount	56,591	0	$ 56	56,535	0	0
Purchase of assets with issuance of common stock, shares			2,000,000
Purchase of assets with issuance of common stock, amount	4,000,000	0	$ 2,000	3,998,000	0	0
Conversion of accounts payable for shares, shares			50,000
Conversion of accounts payable for shares, amount	91,864	0	$ 50	91,814	0	0
Capital contribution to joint venture - Stickit Ltd.	50,000		$ 0	0	0	50,000
Exercise of warrants, shares			54,928
Exercise of warrants, amount	0	0	$ 55	(55)	0	0
Conversion of loans to common stock, shares			266,667
Conversion of loans to common stock, amount	1,213,335	0	$ 267	1,213,068	0	0
Balance, amount at Dec. 31, 2022	7,560,199	0	$ 23,436	18,095,184	(10,463,048)	(95,373)
Balance, shares at Dec. 31, 2022			23,436,505
Balance, shares at Jun. 30, 2022			19,960,124
Balance, amount at Jun. 30, 2022	2,726,535		$ 19,960	7,154,605	(4,432,197)	(15,833)
Conversion of accounts payable to common stock, shares			50,000
Conversion of accounts payable to common stock, amount	100,000		$ 50	99,950	0	0
Issuance of common stock, shares			1,000,000
Issuance of common stock, amount	6,000,000		$ 1,000	5,999,000	0	0
Net loss attributable to non-controlling interests	0		0	0	(8,546)	8,546
Net loss for twelve months ended December 31, 2021	1,049,473		0	0	(1,049,473)	0
Offering costs paid in connection with sale of common stock	(531,188)		$ 0	(531,188)	0	0
Acquisition of machinery and trademarks, shares			2,000,000
Acquisition of machinery and trademarks, amount	4,000,000		$ 2,000	3,998,000
Partner capital contribution to joint venture	52,000			52,000
Boustead cashless warrant conversion, shares			54,928
Boustead cashless warrant conversion, amount	0		$ 55	(55)
Titan General Agency, Ltd. Debt repayment, shares			266,667
Titan General Agency, Ltd. Debt repayment, amount	1,182,681		$ 267	1,182,414
North Equities marketing services, paid with shares, shares			41,494
North Equities marketing services, paid with shares, amount	100,000		$ 41	99,959
Balance, amount at Sep. 30, 2022	12,580,555		$ 23,373	18,054,685	(5,490,216)	(7,287)
Balance, shares at Sep. 30, 2022			23,373,213
Balance, shares at Dec. 31, 2022			23,436,505
Balance, amount at Dec. 31, 2022	7,560,199	$ 0	$ 23,436	18,095,184	(10,463,048)	(95,373)
Shares issued for consulting services, shares			265,000
Shares issued for consulting services, amount	320,400		$ 265	320,135	0	0
Issuance of common stock, shares			4,830,000
Issuance of common stock, amount	7,245,000		$ 4,830	7,240,170	0	0
Net loss attributable to non-controlling interests	0		0	0	73,486	(73,486)
Net loss for twelve months ended December 31, 2021	6,251,412		0	0	(6,251,412)	0
Offering costs paid in connection with sale of common stock	(634,600)		0	(634,600)	0	0
Capitalized value of warrants	374,453		$ 0	374,453	0	0
Common stock issued for convertible notes, shares			394,621
Common stock issued for convertible notes, amount	146,940		$ 395	146,545	0	0
Record beneficial conversion feature discount on convertible notes.	21,486			21,486
Balance, amount at Sep. 30, 2023	8,782,466		$ 28,926	25,563,373	(16,640,974)	(168,859)
Balance, shares at Sep. 30, 2023			28,926,126
Balance, shares at Jun. 30, 2023			28,343,728
Balance, amount at Jun. 30, 2023	10,598,080		$ 28,343	25,118,062	(14,405,058)	(143,267)
Shares issued for consulting services, shares			250,000
Shares issued for consulting services, amount	307,500		$ 250	307,250
Net loss attributable to non-controlling interests	0		0	0	25,592	(25,592)
Net loss for twelve months ended December 31, 2021	2,261,508		$ 0	0	(2,261,508)	0
Record beneficial conversion feature discount on convertible notes.	21,486			21,486
Common stock issued for Cambero convertible note, shares			332,398
Common stock issued for Cambero convertible note, amount	117,908		$ 333	117,575	0	0
Reversal of capital contribution related to joint venture	(1,000)		0	(1,000)	0	0
Balance, amount at Sep. 30, 2023	$ 8,782,466		$ 28,926	$ 25,563,373	$ (16,640,974)	$ (168,859)
Balance, shares at Sep. 30, 2023			28,926,126